Income Taxes (Schedule Of Deferred Income Tax Assets And Liabilities) (Details) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Net operating losses and tax credits	$ 207	$ 238
Accrued liabilities	270	311
Postretirement and postemployment benefits	86	93
Employee compensation and benefits	180	196
Pensions	194	28
Other	173	137
Total deferred tax assets	1,110	1,003
Valuation allowances	(160)	(154)
Intangibles	(648)	(649)
Property, plant and equipment	(260)	(258)
Other	(51)	(98)
Total deferred tax liabilities	(959)	(1,005)
Net deferred income tax liability	$ (9)	$ (156)